Principal Audit Fees and Services (Tables)	12 Months Ended
Dec. 31, 2024
Principal Audit Fees And Services [Abstract]
Schedule of Statutory Auditor Performed Additional Activities

The detail is presented in the table below:

Thousands of $ For The Years ended December 31	2024	2023	2022
Audit fee for statutory and consolidated financials	408	408	239
Other audit fees	236	-	191
Audit-related and other services	16	40	42
Total expenses	660	448	472